Accounts Receivable, Net (Details) - Schedule of movement of allowance for doubtful accounts - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Movement of Allowance for Doubtful Accounts [Abstract]
Balance, opening	$ 775,330	$ 740,370	$ 405,802
Provisions (Recovery)	(35,370)	17,318	290,706
Foreign exchange (gain) loss	(35,496)	17,642	43,862
Balance, ending	$ 704,464	$ 775,330	$ 740,370